Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 137,564	$ 103,429
Restricted cash	3,439	5,091
Accounts receivable, net	51,563	51,070
Inventory, net	83,343	107,789
Prepaid expenses	16,120	6,417
Other current assets	2,228	4,291
Total current assets	294,257	278,087
Non-current assets:
Property and equipment, net	344,846	368,308
Right-of-use assets	110,657	117,882
Intangible assets, net	293,994	296,966
Goodwill	283,484	279,697
Deferred tax asset	13,127	11,547
Other non-current assets	14,990	5,980
Total non-current assets	1,061,098	1,080,380
TOTAL ASSETS	1,355,355	1,358,467
Current liabilities:
Accounts payable	13,651	27,587
Accrued liabilities	54,296	69,079
Short-term borrowings	11,934	11,817
Income taxes payable	348	82,343
Current portion of lease liabilities	11,623	9,416
Deferred and contingent consideration, short-term	2,486	0
Total current liabilities	94,338	200,242
Non-current liabilities:
Long-term notes and loans payable, net	460,750	497,713
Lease liabilities	155,334	163,811
Deferred tax liability	38,950	40,457
Deferred and contingent consideration, long-term	7,736	6,577
Tax receivable agreement liability	79,457	13,714
Uncertain tax position liability	122,468	0
Other long-term liabilities	8,146	7,886
Total non-current liabilities	872,841	730,158
TOTAL LIABILITIES	967,179	930,400
COMMITMENTS AND CONTINGENCIES (Note 15)
SHAREHOLDERS’ EQUITY
Share capital	1,706,822	1,689,452
Additional paid-in-capital	122,750	82,927
Accumulated other comprehensive loss	(2,232)	(1,151)
Accumulated Deficit	(1,352,486)	(1,265,536)
Equity of Cresco Labs Inc.	474,854	505,692
Non-controlling interests	(86,678)	(77,625)
TOTAL SHAREHOLDERS’ EQUITY	388,176	428,067
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 1,355,355	$ 1,358,467